UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Saba Capital Management, L.P.
           --------------------------------------
Address:   405 Lexington Avenue
           --------------------------------------
           58th Floor
           --------------------------------------
           New York, New York 10174
           --------------------------------------

Form 13F File Number: 028-14282
                      --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Carl Casler
        -----------------------------------------
Title:  Chief Financial Officer
        -----------------------------------------
Phone:  212-543-3610
        -----------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Carl Casler                    New York, New York                 11/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

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Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              62

Form 13F Information Table Value Total:  $      576,271
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE


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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
A123 SYS INC                 NOTE 3.750% 4/1  03739TAA6    3,003  4,620,000 PRN      SOLE                 4,620,000      0    0
A123 SYS INC                 COM              03739T108      883    256,600 SH       SOLE                   256,600      0    0
ALLIANCE DATA SYSTEMS CORP   NOTE 1.750% 8/0  018581AD0   16,626 13,000,000 PRN      SOLE                13,000,000      0    0
AMERICAN AXLE & MFG HLDGS IN COM              024061103      238     31,200 SH       SOLE                    31,200      0    0
BANCO BILBAO VIZCAYA ARGENTA SPONSORED ADR    05946K101    1,707    210,000 SH  PUT  SOLE                   210,000      0    0
BOYD GAMING CORP             COM              103304101    6,635  1,354,012 SH       SOLE                 1,354,012      0    0
CEMEX SAB DE CV              SPON ADR NEW     151290889      675    213,616 SH  PUT  SOLE                   213,616      0    0
CHEVRON CORP NEW             COM              166764100    4,462     48,232 SH       SOLE                    48,232      0    0
CHINA HYDROELECTRIC CORPORAT *W EXP 01/25/201 G2112E145       15    121,900 SH       SOLE                   121,900      0    0
CISCO SYS INC                COM              17275R102   12,912    833,000 SH       SOLE                   833,000      0    0
CLEARWATER PAPER CORP        COM              18538R103   10,591    311,689 SH       SOLE                   311,689      0    0
CLOROX CO DEL                COM              189054109   89,419  1,348,100 SH  CALL SOLE                 1,348,100      0    0
COMMERCIAL METALS CO         COM              201723103      278     29,232 SH       SOLE                    29,232      0    0
COMMUNITY HEALTH SYS INC NEW COM              203668108    8,860    532,448 SH       SOLE                   532,448      0    0
COMPUTER SCIENCES CORP       COM              205363104   52,358  1,950,000 SH  CALL SOLE                 1,950,000      0    0
COMPUTER SCIENCES CORP       COM              205363104    2,382     88,715 SH       SOLE                    88,715      0    0
CONAGRA FOODS INC            COM              205887102   55,536  2,293,000 SH  CALL SOLE                 2,293,000      0    0
CORE MARK HOLDING CO INC     COM              218681104      465     15,214 SH       SOLE                    15,214      0    0
CORNING INC                  COM              219350105   27,455  2,221,316 SH       SOLE                 2,221,316      0    0
COTT CORP QUE                COM              22163N106    6,419    942,534 SH       SOLE                   942,534      0    0
CYTEC INDS INC               COM              232820100    9,933    282,663 SH       SOLE                   282,663      0    0
DOLBY LABORATORIES INC       COM              25659T107    7,264    264,737 SH       SOLE                   264,737      0    0
DOMTAR CORP                  COM NEW          257559203    4,103     60,184 SH       SOLE                    60,184      0    0
FELCOR LODGING TR INC        COM              31430F101    1,598    685,852 SH       SOLE                   685,852      0    0
FERRO CORP                   COM              315405100    6,125    995,889 SH       SOLE                   995,889      0    0
FORD MTR CO DEL              COM PAR $0.01    345370860   29,872  3,089,100 SH  PUT  SOLE                 3,089,100      0    0
GENERAL MTRS CO              COM              37045V100   24,052  1,191,868 SH       SOLE                 1,191,868      0    0
GOODRICH CORP                COM              382388106    8,340     69,110 SH       SOLE                    69,110      0    0
GRACE W R & CO DEL NEW       COM              38388F108    5,134    154,167 SH       SOLE                   154,167      0    0
HARBIN ELECTRIC INC          COM              41145W109    3,624    175,500 SH  CALL SOLE                   175,500      0    0
HARBIN ELECTRIC INC          COM              41145W109    5,369    260,000 SH  PUT  SOLE                   260,000      0    0
HARRIS CORP DEL              COM              413875105   17,468    511,200 SH       SOLE                   511,200      0    0
HASBRO INC                   COM              418056107   22,312    684,200 SH  CALL SOLE                   684,200      0    0
HASBRO INC                   COM              418056107   10,175    312,014 SH       SOLE                   312,014      0    0
HEALTHCARE RLTY TR           COM              421946104      910     54,018 SH       SOLE                    54,018      0    0
HOST HOTELS & RESORTS INC    COM              44107P104      597     54,600 SH       SOLE                    54,600      0    0
INTERNATIONAL GAME TECHNOLOG COM              459902102    2,729    187,800 SH       SOLE                   187,800      0    0
LAM RESEARCH CORP            COM              512807108    2,746     72,300 SH       SOLE                    72,300      0    0
LINCARE HLDGS INC            NOTE 2.750%11/0  532791AF7    6,374  6,200,000 PRN      SOLE                 6,200,000      0    0
MBIA INC                     COM              55262C100      230     31,600 SH  PUT  SOLE                    31,600      0    0
MCCLATCHY CO                 CL A             579489105    2,560  1,910,340 SH       SOLE                 1,910,340      0    0
MERCK & CO INC NEW           COM              58933Y105    9,061    277,000 SH       SOLE                   277,000      0    0
MICROSOFT CORP               COM              594918104   11,499    462,000 SH       SOLE                   462,000      0    0
MORGAN STANLEY               COM NEW          617446448   13,510  1,000,000 SH  PUT  SOLE                 1,000,000      0    0
NORDION INC                  COM              65563C105    1,721    195,106 SH       SOLE                   195,106      0    0
OFFICE DEPOT INC             COM              676220106    5,844  2,837,077 SH       SOLE                 2,837,077      0    0
OSHKOSH CORP                 COM              688239201    6,365    404,386 SH       SOLE                   404,386      0    0
PFIZER INC                   COM              717081103    6,002    339,474 SH       SOLE                   339,474      0    0
PIONEER NAT RES CO           NOTE 2.875% 1/1  723787AH0    4,204  3,500,000 PRN      SOLE                 3,500,000      0    0
PMI GROUP INC                COM              69344M101      261  1,305,988 SH       SOLE                 1,305,988      0    0
RITE AID CORP                COM              767754104    1,673  1,707,248 SH       SOLE                 1,707,248      0    0
SAUER-DANFOSS INC            COM              804137107    2,657     91,942 SH       SOLE                    91,942      0    0
SONOCO PRODS CO              COM              835495102    9,103    322,449 SH       SOLE                   322,449      0    0
SYNOVUS FINL CORP            COM              87161C105    5,083  4,750,702 SH       SOLE                 4,750,702      0    0
TUDOU HLDGS LTD              SPONSORED ADS    89903T107    2,730    200,000 SH       SOLE                   200,000      0    0
URS CORP NEW                 COM              903236107    6,525    220,000 SH       SOLE                   220,000      0    0
USEC INC                     COM              90333E108       40     25,000 SH  CALL SOLE                    25,000      0    0
USEC INC                     COM              90333E108      394    244,500 SH  PUT  SOLE                   244,500      0    0
USEC INC                     COM              90333E108      170    105,874 SH       SOLE                   105,874      0    0
WALTER ENERGY INC            COM              93317Q105    7,693    128,200 SH       SOLE                   128,200      0    0
WENDYS CO                    COM              95058W100    4,956  1,079,739 SH       SOLE                 1,079,739      0    0
YAHOO INC                    COM              984332106    4,346    330,000 SH       SOLE                   330,000      0    0


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